THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND
April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.9%

	Shares	Value
COMMUNICATION SERVICES — 3.6%
T-Mobile US	7,573	$1,480,522

ELECTRIC UTILITIES — 22.2%
Alliant Energy	10,500	771,015
Constellation Energy	4,836	1,513,668
Entergy	15,814	1,864,628
IDACORP	10,524	1,554,816
NextEra Energy	12,566	1,229,960
PPL	24,568	919,826
Xcel Energy	14,100	1,169,595
		9,023,508

ENERGY — 13.5%
Cameco	12,300	1,513,392
Centrus Energy, Cl A *	2,998	632,458
DT Midstream	15,221	2,252,556
Williams Cos.	14,500	1,106,495
		5,504,901

GAS — 2.1%
Cheniere Energy	3,100	852,345

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 6.5%
Talen Energy *	5,540	2,063,207
Vistra	3,700	584,008
		2,647,215

INDUSTRIALS — 13.4%
Dycom Industries *	1,394	577,256
GE Vernova	580	628,407
Johnson Controls International	7,341	1,072,006
Quanta Services	3,490	2,539,917
TIC Solutions *	67,659	618,403
		5,435,989

INFORMATION TECHNOLOGY — 4.7%
Coherent *	2,000	639,420
Corning	7,750	1,272,860
		1,912,280

MATERIALS — 2.4%
MP Materials *	14,497	957,382

MULTI-UTILITIES — 14.9%
Ameren	10,250	1,164,913
CenterPoint Energy	23,500	1,025,775
NiSource	33,366	1,610,910

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND
April 30, 2026
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value
MULTI-UTILITIES — continued
Sempra	12,500	$1,189,000
WEC Energy Group	9,350	1,102,739
		6,093,337

REAL ESTATE — 10.7%
Crown Castle †	8,750	776,825
Digital Realty Trust †	4,200	843,948
Equinix †	1,500	1,624,245
Iron Mountain †	8,700	1,096,113
		4,341,131

TELECOMMUNICATION SERVICES — 5.9%
Arista Networks *	4,543	784,621
F5 *	2,200	712,580
Lumentum Holdings *	980	884,274
		2,381,475

TOTAL COMMON STOCK
(Cost $24,609,089)		40,630,085

SHORT-TERM INVESTMENT(A) — 0.3%

SEI Daily Income Trust Treasury II Fund, Cl F, 3.570%
(Cost $122,454)	122,454	122,454

TOTAL INVESTMENTS— 100.2%
(Cost $24,731,543)		$40,752,539

Percentages are based on Net Assets of $40,667,954.

*	Non-income producing security.
†	Real Estate Investment Trust
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of April 30, 2026.

Cl — Class

WHR-QH-001-4400

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